GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.85%
1,525	Air Liquide SA	$ 220,500
300	Air Water Inc	4,120
736	Akzo Nobel NV	69,455
7,122	Alumina Ltd	10,257
19,977	Anglo American PLC	521,229
1,277	Antofagasta PLC	13,790
2,216	ArcelorMittal SA	32,549
2,205	Arkema SA	202,043
4,200	Asahi Kasei Corp	42,959
2,966	BASF SE	200,196
9,502	BHP Group Ltd	243,668
6,802	BHP Group PLC	148,038
25,988	BlueScope Steel Ltd	243,220
8,701	Boliden AB	206,564
486	Brenntag AG	25,151
359	Chr Hansen Holding A/S	26,718
708	Clariant AG	15,937
5,499	Covestro AG(a)	231,744
387	Croda International PLC	25,404
800	Daicel Corp	7,573
30	EMS-Chemie Holding AG	19,630
4,678	Evonik Industries AG	128,195
1,992	Evraz PLC	9,246
27,641	Fortescue Metals Group Ltd	204,759
29	Givaudan SA	95,685
35,072	Glencore PLC	102,548
300	Hitachi Chemical Co Ltd	12,559
600	Hitachi Metals Ltd	9,222
4,914	Incitec Pivot Ltd	10,669
2,265	Israel Chemicals Ltd	9,514
1,600	JFE Holdings Inc	18,947
580	Johnson Matthey PLC	19,878
600	JSR Corp	10,687
4,800	Kaneka Corp	147,163
700	Kansai Paint Co Ltd	16,757
45,000	Kingboard Holdings Ltd	118,415
4,386	Koninklijke DSM NV	533,802
1,100	Kuraray Co Ltd	13,223
287	LANXESS AG	17,212
29,200	Mitsubishi Chemical Holdings Corp	211,028
13,100	Mitsubishi Gas Chemical Co Inc	198,333
300	Mitsubishi Materials Corp	7,545
12,800	Mitsui Chemicals Inc	281,104
1,454	Mondi PLC	29,575
2,386	Newcrest Mining Ltd	47,768
500	Nippon Paint Holdings Co Ltd	23,901
2,800	Nippon Steel Corp	38,851
400	Nissan Chemical Corp	16,530
500	Nitto Denko Corp	27,794
2,514	Norsk Hydro ASA	7,857
683	Novozymes A/S Class B	35,611
3,200	Oji Holdings Corp	16,258
4,593	Rio Tinto Ltd	298,031
3,657	Rio Tinto PLC	195,531
1,200	Shin-Etsu Chemical Co Ltd	137,236
Shares		Fair Value
Basic Materials — (continued)
500	Showa Denko KK	$ 11,956
746	Smurfit Kappa Group PLC	25,798
221	Solvay SA	22,905
16,448	South32 Ltd	28,223
2,019	Stora Enso OYJ Class R	26,208
42,400	Sumitomo Chemical Co Ltd	180,166
700	Sumitomo Metal Mining Co Ltd	19,901
4,821	Symrise AG	495,383
400	Taiyo Nippon Sanso Corp(b)	8,768
1,463	thyssenkrupp AG(b)	17,989
4,500	Toray Industries Inc	29,445
800	Tosoh Corp	11,284
11,153	Umicore SA	513,523
1,682	UPM-Kymmene OYJ	52,997
328	voestalpine AG	7,943
524	Yara International ASA	19,029
		7,033,697
Communications — 6.41%
2,272	Altice Europe NV(b)	14,603
94,000	Ascential PLC	451,615
3,198	Auto Trader Group PLC(a)	23,589
2,979	Bollore SA(b)	12,105
147,443	BT Group PLC	313,269
15,400	CyberAgent Inc	613,678
399	Delivery Hero SE(a)(b)	30,701
700	Dentsu Group Inc	23,197
10,730	Deutsche Telekom AG	173,781
480	Elisa OYJ	28,918
653	Eutelsat Communications SA	9,787
7,400	Freenet AG(b)	164,157
900	Hakuhodo DY Holdings Inc	12,752
100	Hikari Tsushin Inc(b)	24,580
13,000	HKT Trust & HKT Ltd	19,405
20	Iliad SA	2,625
4,298	Informa PLC	43,893
11,015	ITV PLC	19,617
214	JCDecaux SA	5,720
400	Kakaku.com Inc	10,450
23,900	KDDI Corp	722,236
10,988	Koninklijke KPN NV	30,787
200	LINE Corp(b)	9,855
1,500	M3 Inc(b)	43,658
750	MercadoLibre Inc(b)	497,250
130	Mercari Inc(b)	2,264
307	Millicom International Cellular SA SDR	14,498
500	MonotaRO Co Ltd	11,994
205	Nice Ltd(b)	35,335
25,600	Nippon Telegraph & Telephone Corp	652,724
17,897	Nokia OYJ(b)	69,668
4,300	NTT DOCOMO Inc	122,173
6,417	Orange SA	90,711
12,000	PCCW Ltd	7,068
2,711	Pearson PLC	20,228
1,576	Prosus NV(b)	113,683

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Communications — (continued)
487	Proximus SADP	$ 13,876
725	Publicis Groupe SA	32,139
2,700	Rakuten Inc(b)	20,829
282	Schibsted ASA Class B	7,965
1,076	SEEK Ltd	16,132
1,282	SES SA	15,734
1,100	Shopify Inc Class A(b)	512,226
5,300	Singapore Press Holdings Ltd(b)	7,788
25,800	Singapore Telecommunications Ltd	62,082
5,500	Softbank Corp(b)	75,455
5,100	SoftBank Group Corp	205,910
5,474	Spark New Zealand Ltd	16,395
86	Swisscom AG	47,185
1,629	Tele2 AB Class B	24,577
34,758	Telecom Italia SpA(b)	18,662
17,721	Telecom Italia SpA	9,317
9,946	Telefonaktiebolaget LM Ericsson Class B	78,200
3,464	Telefonica Deutschland Holding AG	10,500
30,540	Telefonica SA	206,564
152	Telenet Group Holding NV	7,067
2,476	Telenor ASA	44,744
21,900	Television Francaise 1	164,876
8,789	Telia Co AB	37,586
13,588	Telstra Corp Ltd	34,649
1,067	TPG Telecom Ltd	5,305
400	Trend Micro Inc(b)	20,900
314	United Internet AG	10,151
2,835	Vivendi SA	77,535
86,588	Vodafone Group PLC	170,098
146	Wix.com Ltd(b)	20,833
906	Wolters Kluwer NV(b)	68,078
4,124	WPP PLC	51,265
8,300	Z Holdings Corp	32,967
400	ZOZO Inc	6,662
		6,576,826
Consumer, Cyclical — 13.00%
100	ABC-Mart Inc(b)	6,416
487	Accor SA	19,938
584	adidas AG	184,611
2,100	Aeon Co Ltd	42,952
600	Aisin Seiki Co Ltd	19,974
400	ANA Holdings Inc	12,494
3,200	Aptiv PLC	271,328
1,818	Aristocrat Leisure Ltd	43,358
600	Bandai Namco Holdings Inc	34,865
29,638	Barratt Developments PLC	313,715
5,941	Bayerische Motoren Werke AG	423,187
3,700	Bellway PLC	194,652
380	Berkeley Group Holdings PLC	26,284
112,000	boohoo Group PLC(b)	446,941
1,900	Bridgestone Corp	67,296
1,121	Bunzl PLC	29,027
1,415	Burberry Group PLC	36,272
Shares		Fair Value
Consumer, Cyclical — (continued)
491	Carnival PLC	$ 20,047
1,695	Cie Financiere Richemont SA	123,096
2,048	Cie Generale des Etablissements Michelin SCA	237,616
1,100	City Developments Ltd	8,478
5,136	Compass Group PLC	126,939
349	Continental AG	39,827
853	Crown Resorts Ltd	6,631
6,825	Daimler AG	316,047
1,800	Daiwa House Industry Co Ltd	56,668
2,200	Daiwabo Holdings Co Ltd(b)	122,478
1,400	Denso Corp	57,431
7,573	Deutsche Lufthansa AG	115,365
124,600	Dixons Carphone PLC	222,570
116	Dufry AG	10,056
457	easyJet PLC(b)	8,386
6,228	Electrolux AB Series B	147,955
800	FamilyMart Co Ltd	17,496
200	Fast Retailing Co Ltd	107,575
2,676	Faurecia SE	127,503
5,740	Ferguson PLC	515,310
389	Ferrari NV	65,645
3,488	Fiat Chrysler Automobiles NV	45,439
160	Flight Centre Travel Group Ltd	4,167
263	Flutter Entertainment PLC	29,834
7,000	Galaxy Entertainment Group Ltd	45,812
23,084	Genting Singapore Ltd	14,447
1,776	GVC Holdings PLC	20,531
1,119	Harvey Norman Holdings Ltd Class B	3,140
2,510	Hennes & Mauritz AB Class B	55,069
102	Hermes International	76,166
600	Hino Motors Ltd	5,618
14,800	Honda Motor Co Ltd	378,516
200	Hoshizaki Corp	18,398
400	Iida Group Holdings Co Ltd	6,742
12,500	Inchcape PLC	108,363
3,535	Industria de Diseno Textil SA	118,872
530	InterContinental Hotels Group PLC	32,642
39,400	International Consolidated Airlines Group SA	247,892
800	Isetan Mitsukoshi Holdings Ltd	6,246
1,900	Isuzu Motors Ltd	18,615
21,300	ITOCHU Corp	497,589
700	J Front Retailing Co Ltd	8,426
6,800	Japan Airlines Co Ltd	191,287
300	Jardine Cycle & Carriage Ltd	6,379
1,281	JD Sports Fashion PLC	13,850
12,700	JTEKT Corp	134,670
3,300	Kaufman & Broad SA(b)	140,027
245	Kering SA	149,701
89,408	Kingfisher PLC	239,921
7,700	Kohnan Shoji Co Ltd(b)	167,900
300	Koito Manufacturing Co Ltd	13,019
200	Lawson Inc	11,576

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
899	LVMH Moet Hennessy Louis Vuitton SE	$ 391,491
7,087	Marks & Spencer Group PLC	16,430
31,400	Marubeni Corp	225,628
700	Marui Group Co Ltd	16,190
2,000	Mazda Motor Corp	16,788
200	McDonald's Holdings Co Japan Ltd	9,506
700	Melco Resorts & Entertainment Ltd ADR	14,119
4,400	Mitsubishi Corp	112,797
2,400	Mitsubishi Motors Corp	8,942
5,400	Mitsui & Co Ltd	96,042
589	Moncler SpA	25,352
441	Next PLC	40,066
800	NGK Insulators Ltd	13,413
500	NGK Spark Plug Co Ltd	8,786
400	Nintendo Co Ltd	147,142
7,200	Nissan Motor Co Ltd	39,069
300	Nitori Holdings Co Ltd	46,620
324	Nokian Renkaat OYJ	8,735
700	Oriental Land Co Ltd	91,164
1,300	Pan Pacific International Holdings Corp	20,978
7,100	Panasonic Corp	70,560
3,604	Pandora A/S	186,889
1,086	Persimmon PLC	43,706
9,368	Peugeot SA	192,890
857	Pirelli & C SpA(a)	4,151
280	Puma SE	22,420
64,960	Qantas Airways Ltd	275,416
25,200	Redrow PLC	264,216
2,323	Renault SA	90,860
1,500	Rheinmetall AG	160,419
800	Ryohin Keikaku Co Ltd	13,375
8,400	Sands China Ltd	40,507
100	Sankyo Co Ltd	3,360
80	SEB SA	10,272
500	Sega Sammy Holdings Inc	6,809
1,200	Sekisui Chemical Co Ltd	19,987
2,000	Sekisui House Ltd	43,004
700	Sharp Corp	9,496
100	Shimamura Co Ltd	7,513
200	Shimano Inc	30,666
9,900	Showa Corp	204,308
1,700	Singapore Airlines Ltd	10,598
6,000	SJM Holdings Ltd	6,689
296	Sodexo SA	30,993
4,100	Sony Corp	286,700
500	Stanley Electric Co Ltd	12,878
2,100	Subaru Corp	52,526
12,900	Sumitomo Corp	191,883
2,600	Sumitomo Electric Industries Ltd	34,662
500	Sumitomo Rubber Industries Ltd	5,494
200	Sundrug Co Ltd	6,778
1,200	Suzuki Motor Corp	54,907
210	Swatch Group AG	23,556
Shares		Fair Value
Consumer, Cyclical — (continued)
7,385	Tabcorp Holdings Ltd	$ 22,987
10,340	Taylor Wimpey PLC	29,356
10,600	Teijin Ltd	189,515
300	Toho Co Ltd	11,052
300	Toyoda Gosei Co Ltd	6,807
500	Toyota Industries Corp	27,044
7,400	Toyota Motor Corp	514,505
700	Toyota Tsusho Corp	24,200
100	Tsuruha Holdings Inc	12,240
1,632	TUI AG	16,716
800	USS Co Ltd	14,520
777	Valeo SA	23,078
112	Volkswagen AG	20,508
27,653	Volvo AB Class B	472,693
100	Welcia Holdings Co Ltd(b)	5,491
3,667	Wesfarmers Ltd	110,017
414	Whitbread PLC	24,399
5,200	Wynn Macau Ltd	10,793
1,700	Yamada Denki Co Ltd	8,568
500	Yamaha Corp	25,543
12,600	Yamaha Motor Co Ltd	233,826
7,400	Yokohama Rubber Co Ltd	125,779
64,500	Yue Yuen Industrial Holdings Ltd	179,343
499	Zalando SE(a)(b)	23,892
		13,337,901
Consumer, Non-Cyclical — 22.15%
2,552	a2 Milk Co Ltd(b)	24,451
4,325	Adecco Group AG	253,394
535	Adyen NV(a)(b)	491,617
1,400	Ajinomoto Co Inc	23,058
1,358	Alcon Inc(b)	80,228
600	Alfresa Holdings Corp	12,055
1,396	Amadeus IT Group SA	109,455
2,466	Anheuser-Busch InBev SA	186,036
5,000	Arcs Co Ltd(b)	87,971
1,200	Asahi Group Holdings Ltd	55,630
600	Asahi Intecc Co Ltd	16,532
1,543	Ashtead Group PLC	49,784
1,084	Associated British Foods PLC	37,507
18,800	Astellas Pharma Inc	332,198
4,251	AstraZeneca PLC	415,809
1,508	Atlantia SpA	37,004
8,300	Austevoll Seafood ASA	80,923
14,500	Babcock International Group PLC	112,701
6	Barry Callebaut AG	13,252
3,023	Bayer AG	242,613
332	Beiersdorf AG	37,704
100	BeiGene Ltd ADR(b)	15,236
200	Benesse Holdings Inc(b)	5,494
108	BioMerieux	10,704
5,314	Brambles Ltd	44,385
15,427	British American Tobacco PLC	680,150
4,900	Budweiser Brewing Co APAC Ltd(a)(b)	14,817
894	Bureau Veritas SA	24,634

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
200	Calbee Inc	$ 6,540
130	Carl Zeiss Meditec AG	15,872
338	Carlsberg A/S Class B	49,359
2,094	Carrefour SA	35,434
159	Casino Guichard Perrachon SA	6,465
6	Chocoladefabriken Lindt & Spruengli AG	50,363
700	Chugai Pharmaceutical Co Ltd	71,700
1,951	Coca-Cola Amatil Ltd	15,502
400	Coca-Cola Bottlers Japan Holdings Inc	10,528
800	Coca-Cola European Partners PLC	42,088
632	Coca-Cola HBC AG	23,206
3,588	Cochlear Ltd	571,446
3,866	Coles Group Ltd	42,422
409	Coloplast A/S Class B	51,567
154	Colruyt SA	7,711
3,973	CSL Ltd	817,119
800	Dai Nippon Printing Co Ltd	22,060
1,800	Daiichi Sankyo Co Ltd	121,639
1,000	Dairy Farm International Holdings Ltd	4,980
1,995	Danone SA	159,649
1,877	Davide Campari-Milano SpA	18,143
414	Demant A/S(b)	13,425
7,640	Diageo PLC	302,059
747	Edenred	40,339
800	Eisai Co Ltd	60,289
922	EssilorLuxottica SA Class B	136,510
1,918	Essity AB Class B	60,889
35	Eurofins Scientific SE	18,825
16,651	Experian PLC	579,367
1,940	Fisher & Paykel Healthcare Corp Ltd	29,020
687	Fresenius Medical Care AG & Co KGaA	52,820
1,356	Fresenius SE & Co KGaA	69,238
5,240	G4S PLC	13,481
147	Galapagos NV(b)	32,854
208	Genmab A/S(b)	47,880
44,458	GlaxoSmithKline PLC	1,043,730
100	GMO Payment Gateway Inc	6,430
12,500	GN Store Nord A/S	620,002
970	Grifols SA	32,578
201	H Lundbeck A/S	8,541
377	Heineken Holding NV	37,051
833	Heineken NV	90,637
339	Henkel AG & Co KGaA	31,234
16,000	Hikma Pharmaceuticals PLC	386,252
200	Hisamitsu Pharmaceutical Co Inc	10,114
321	ICA Gruppen AB	14,114
13,382	Imperial Brands PLC	343,109
64,500	Inghams Group Ltd	151,568
556	Intertek Group PLC	42,173
134	Ipsen SA	9,944
614	ISS A/S	14,917
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
62,591	J Sainsbury PLC	$ 166,864
4,000	Japan Tobacco Inc	84,578
800	Jardine Strategic Holdings Ltd	24,504
700	Jeronimo Martins SGPS SA	12,046
1,600	Kao Corp	127,611
514	Kerry Group PLC Class A	65,727
500	Kikkoman Corp	24,229
2,700	Kirin Holdings Co Ltd	59,299
100	Kobayashi Pharmaceutical Co Ltd	8,052
24,331	Koninklijke Ahold Delhaize NV	597,120
2,935	Koninklijke Philips NV	134,416
100	Kose Corp	12,876
900	Kyowa Kirin Co Ltd	21,158
15,300	Leroy Seafood Group ASA	99,270
600	Lion Corp	11,398
6,000	LivaNova PLC(b)	407,820
243	Lonza Group AG	99,798
817	L'Oreal SA	227,246
500	Medipal Holdings Corp	10,595
400	MEIJI Holdings Co Ltd	28,150
405	Merck KGaA	51,933
102,400	Metcash Ltd	177,453
9,022	METRO AG	125,532
1,536	Mowi ASA	36,636
9,638	Nestle SA	1,063,001
300	NH Foods Ltd(b)	13,169
100	Nippon Shinyaku Co Ltd(b)	8,866
600	Nisshin Seifun Group Inc(b)	10,245
200	Nissin Foods Holdings Co Ltd	15,012
305	NMC Health PLC	5,185
6,967	Novartis AG	658,160
5,726	Novo Nordisk A/S Class B	348,551
1,626	Ocado Group PLC(b)	26,206
3,700	Olympus Corp	59,782
1,200	Ono Pharmaceutical Co Ltd	27,632
18,000	Origin Enterprises PLC	74,462
320	Orion OYJ Class B	15,119
2,527	Orkla ASA	24,395
1,300	Otsuka Holdings Co Ltd	57,753
300	Park24 Co Ltd	7,534
300	PeptiDream Inc(b)	14,201
687	Pernod Ricard SA	118,945
600	Persol Holdings Co Ltd	10,727
400	Pigeon Corp	14,117
300	Pola Orbis Holdings Inc	6,499
4,500	Prima Meat Packers Ltd(b)	99,467
688	QIAGEN NV(b)	22,980
577	Ramsay Health Care Ltd	30,351
2,788	Randstad NV	160,132
2,297	Reckitt Benckiser Group PLC	190,100
324	Recordati SpA	13,864
4,400	Recruit Holdings Co Ltd	171,496
6,288	RELX PLC	166,749
92	Remy Cointreau SA	9,689
5,683	Rentokil Initial PLC	34,992
5,580	Roche Holding AG	1,871,915
920	Ryman Healthcare Ltd(b)	9,754

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
9,953	Sanofi	$ 959,854
1,100	Santen Pharmaceutical Co Ltd	20,516
107	Sartorius Stedim Biotech	19,188
16,300	Scandinavian Tobacco Group A/S(a)	213,732
700	Secom Co Ltd	61,427
917	Securitas AB Class B	14,433
2,500	Seven & i Holdings Co Ltd	95,858
18	SGS SA	52,068
700	Shimadzu Corp	19,645
900	Shionogi & Co Ltd	53,527
1,300	Shiseido Co Ltd	83,695
442	Siemens Healthineers AG(a)	20,772
2,849	Smith & Nephew PLC	68,531
100	Sohgo Security Services Co Ltd(b)	5,190
1,562	Sonic Healthcare Ltd	32,741
175	Sonova Holding AG	43,885
35	Straumann Holding AG	33,360
600	Sumitomo Dainippon Pharma Co Ltd	10,300
500	Suntory Beverage & Food Ltd	21,169
300	Suzuken Co Ltd	11,502
556	Swedish Match AB	31,435
500	Sysmex Corp	35,770
100	Taisho Pharmaceutical Holdings Co Ltd	7,065
4,875	Takeda Pharmaceutical Co Ltd	187,217
10,000	TAL Education Group ADR(b)	499,000
19,400	Tate & Lyle PLC	202,747
2,100	Terumo Corp	75,591
84,327	Tesco PLC	274,164
3,801	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	39,530
900	Toppan Printing Co Ltd	17,937
300	Toyo Suisan Kaisha Ltd	12,569
8,837	Transurban Group	92,115
2,200	Treasury Wine Estates Ltd	18,897
2,904	UCB SA	267,233
1,400	Unicharm Corp	47,913
4,739	Unilever NV	276,532
3,583	Unilever PLC	213,707
208,000	United Laboratories International Holdings Ltd	136,140
157	Vifor Pharma AG	28,931
2,000	Vitasoy International Holdings Ltd	7,209
276,000	WH Group Ltd(a)	259,744
6,700	Wilmar International Ltd	19,079
381	Wirecard AG	56,284
8,089	Wm Morrison Supermarkets PLC	19,391
4,072	Woolworths Group Ltd	113,095
1,195	Worley Ltd	11,945
400	Yakult Honsha Co Ltd	20,118
300	Yamazaki Baking Co Ltd(b)	5,709
		22,732,346
Shares		Fair Value
Diversified — 0.26%
24,300	CK Hutchison Holdings Ltd	$ 214,708
700	Jardine Matheson Holdings Ltd	38,381
1,500	Swire Pacific Ltd Class A	13,171
366	Washington H Soul Pattinson & Co Ltd(b)	5,214
		271,474
Energy — 4.72%
297	Aker BP ASA	8,366
3,815	APA Group	28,645
121,700	Beach Energy Ltd	212,287
127,163	BP PLC	765,450
758	Caltex Australia Ltd	17,285
316	DCC PLC	25,506
8,197	Eni SpA	114,821
3,241	Equinor ASA	58,492
1,552	Galp Energia SGPS SA	23,452
705	Idemitsu Kosan Co Ltd	17,596
3,100	Inpex Corp	28,936
10,300	JXTG Holdings Inc	43,808
216	Koninklijke Vopak NV	11,566
2,900	Landis+Gyr Group AG	265,769
624	Lundin Petroleum AB	18,979
1,318	Neste OYJ	52,447
4,822	Oil Search Ltd	23,047
5,358	OMV AG	266,262
24,300	Petrofac Ltd	111,747
35,118	Repsol SA	483,323
13,805	Royal Dutch Shell PLC Class A	362,488
26,136	Royal Dutch Shell PLC Class B	686,593
5,820	Santos Ltd	33,403
764	Siemens Gamesa Renewable Energy SA	12,177
19,056	Total SA	927,853
606	Vestas Wind Systems A/S	60,156
3,032	Woodside Petroleum Ltd	69,465
41,000	Z Energy Ltd	117,415
		4,847,334
Financial — 19.69%
22,157	3i Group PLC	322,167
3,400	Aareal Bank AG	111,345
10,980	ABN AMRO Bank NV(a)	191,113
400	Acom Co Ltd	1,874
578	Admiral Group PLC	17,200
33,934	Aegon NV	137,430
300	AEON Financial Service Co Ltd	4,687
300	Aeon Mall Co Ltd	4,985
423	AerCap Holdings NV(b)	23,946
585	Ageas	32,258
39,200	AIA Group Ltd	388,431
1,962	AIB Group PLC	5,752
2,969	Allianz SE	708,832
11,040	AMP Ltd	13,322
201	Amundi SA(a)(b)	16,269
300	Aozora Bank Ltd	8,084

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,075	Aroundtown SA	$ 29,111
10,556	Ascendas REIT	24,306
5,900	ASR Nederland NV	219,534
3,513	Assicurazioni Generali SpA	68,453
646	ASX Ltd	36,548
14,650	Australia & New Zealand Banking Group Ltd	249,377
34,789	Aviva PLC	182,266
19,736	AXA SA	524,813
18	Azrieli Group Ltd	1,327
161	Baloise Holding AG	29,089
21,547	Banco Bilbao Vizcaya Argentaria SA	111,541
16,522	Banco de Sabadell SA	14,887
53,676	Banco Santander SA(b)	211,532
4,037	Bank Hapoalim BM	34,660
4,589	Bank Leumi Le-Israel BM	32,995
2,823	Bank of East Asia Ltd	6,089
37,653	Bank of Ireland Group PLC	183,379
200	Bank of Kyoto Ltd	7,993
3,944	Bankia SA	7,168
2,478	Bankinter SA	16,069
55,830	Barclays PLC	123,275
1,686	Bendigo & Adelaide Bank Ltd	11,642
9,635	BNP Paribas SA	511,307
12,000	BOC Hong Kong Holdings Ltd	39,667
2,938	British Land Co PLC REIT	21,479
11,147	CaixaBank SA	32,580
10,100	CapitaLand Commercial Trust REIT(b)	15,200
8,400	CapitaLand Ltd	22,135
8,900	CapitaLand Mall Trust REIT(b)	16,363
1,408	Challenger Ltd	8,336
1,500	Chiba Bank Ltd(b)	8,134
8,500	CK Asset Holdings Ltd	54,306
7,430	CNP Assurances	133,743
3,397	Commerzbank AG	19,494
5,723	Commonwealth Bank of Australia	324,021
3,900	Concordia Financial Group Ltd	14,701
151	Covivio REIT	17,918
3,710	Credit Agricole SA	50,123
15,500	Credit Saison Co Ltd	248,635
27,762	Credit Suisse Group AG	351,049
13,200	Dai-ichi Life Holdings Inc	195,904
200	Daito Trust Construction Co Ltd	23,559
6	Daiwa House Investment Corp REIT(b)	16,008
4,900	Daiwa Securities Group Inc	24,781
2,152	Danske Bank A/S	35,924
5,800	DBS Group Holdings Ltd	106,842
6,556	Deutsche Bank AG	59,981
3,216	Deutsche Boerse AG	522,034
1,169	Deutsche Wohnen SE	49,461
3,346	Dexus REIT	28,234
3,909	Direct Line Insurance Group PLC	17,405
19,414	DNB ASA	339,407
Shares		Fair Value
Financial — (continued)
1,027	Erste Group Bank AG	$ 37,709
165	Eurazeo SE	11,809
353	EXOR NV(b)	26,012
39,382	FinecoBank Banca Fineco SpA	460,794
7,000	Fukuoka Financial Group Inc(b)	121,305
150	Gecina SA REIT	28,347
766	Gjensidige Forsikring ASA	16,694
5,176	Goodman Group REIT	51,242
6,729	GPT Group REIT	26,849
290	Groupe Bruxelles Lambert SA	29,143
43,000	Gunma Bank Ltd	138,218
6,000	Hang Lung Properties Ltd	12,534
2,500	Hang Seng Bank Ltd	50,533
199	Hannover Rueck SE	38,639
1,018	Hargreaves Lansdown PLC	23,101
4,600	Henderson Land Development Co Ltd	20,652
3,900	Hong Kong Exchanges & Clearing Ltd	128,144
4,100	Hongkong Land Holdings Ltd	21,763
65,203	HSBC Holdings PLC	473,951
900	Hulic Co Ltd(b)	10,912
96	ICADE REIT	10,732
663	Industrivarden AB Class C(b)	15,628
12,580	ING Groep NV	136,584
7,693	Insurance Australia Group Ltd(b)	36,173
18,000	Intermediate Capital Group PLC	412,582
48,216	Intesa Sanpaolo SpA	119,746
1,452	Investor AB Class B	79,504
4,041	Israel Discount Bank Ltd Class A	18,328
1,600	Japan Exchange Group Inc	28,674
1,000	Japan Post Bank Co Ltd	9,256
5,300	Japan Post Holdings Co Ltd	48,212
600	Japan Post Insurance Co Ltd(b)	10,124
3	Japan Prime Realty Investment Corp REIT	13,879
4	Japan Real Estate Investment Corp REIT	29,209
9	Japan Retail Fund Investment Corp REIT	19,258
766	Julius Baer Group Ltd	38,275
7,079	KBC Group NV	519,426
38,000	Kerry Properties Ltd	105,994
709	Kinnevik AB Class B	17,107
648	Klepierre SA REIT	22,027
219	L E Lundbergforetagen AB Class B(b)	9,507
2,385	Land Securities Group PLC REIT	29,483
58,094	Legal & General Group PLC	233,572
6,800	Link REIT	68,765
453,008	Lloyds Banking Group PLC	338,127
1,022	London Stock Exchange Group PLC	105,587
8,663	M&G PLC(b)	27,314
1,041	Macquarie Group Ltd	99,468

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
391	Magellan Financial Group Ltd(b)	$ 17,219
4,287	Mapfre SA	10,971
4,800	Mapletree Commercial Trust REIT	8,243
2,400	Mebuki Financial Group Inc	5,319
9,251	Medibank Private Ltd	19,008
17,628	Mediobanca Banca di Credito Finanziario SpA	175,850
15,322	Melrose Industries PLC	46,937
78,816	Mirvac Group REIT	177,805
3,900	Mitsubishi Estate Co Ltd	76,379
107,200	Mitsubishi UFJ Financial Group Inc	550,431
25,200	Mitsubishi UFJ Lease & Finance Co Ltd(b)	157,843
3,000	Mitsui Fudosan Co Ltd	79,457
543	Mizrahi Tefahot Bank Ltd(b)	14,781
156,200	Mizuho Financial Group Inc	231,634
1,600	MS&AD Insurance Group Holdings Inc	53,140
467	Muenchener Rueckversicherungs-Gesellschaft AG	137,691
9,311	National Australia Bank Ltd	159,051
58,247	Natixis SA	245,971
19,000	New World Development Co Ltd	23,734
4	Nippon Building Fund Inc REIT	32,403
7	Nippon Prologis REIT Inc(b)	20,123
1,007	NN Group NV	34,952
10,500	Nomura Holdings Inc	53,754
400	Nomura Real Estate Holdings Inc	9,850
13	Nomura Real Estate Master Fund Inc REIT	22,891
10,544	Nordea Bank Abp	83,175
26,100	ORIX Corp	440,893
6	Orix JREIT Inc(b)	12,677
10,520	Oversea-Chinese Banking Corp Ltd	82,783
111	Pargesa Holding SA	8,892
63	Partners Group Holding AG	57,674
8,395	Prudential PLC	149,211
4,010	QBE Insurance Group Ltd	36,503
553	Raiffeisen Bank International AG	12,597
138	REA Group Ltd	10,442
98,400	Resona Holdings Inc	405,787
5,100	Rothschild & Co	136,955
15,148	Royal Bank of Scotland Group PLC	43,367
3,047	RSA Insurance Group PLC	22,099
1,435	Sampo OYJ Class A	64,959
800	SBI Holdings Inc	18,544
16,563	Scentre Group REIT	42,498
406	Schroders PLC	17,184
453	SCOR SE	19,254
3,490	Segro PLC REIT	41,898
1,700	Seven Bank Ltd(b)	5,084
Shares		Fair Value
Financial — (continued)
600	Shinsei Bank Ltd	$ 9,187
1,000	Shizuoka Bank Ltd(b)	7,020
2,700	Singapore Exchange Ltd	17,130
12,000	Sino Land Co Ltd	16,354
5,103	Skandinaviska Enskilda Banken AB	50,427
6,523	Societe Generale SA	211,083
3,600	Sompo Holdings Inc	134,510
500	Sony Financial Holdings Inc	11,512
1,640	St James's Place PLC	24,654
8,827	Standard Chartered PLC	73,377
7,474	Standard Life Aberdeen PLC	29,687
56,343	Stockland REIT(b)	184,199
15,600	Sumitomo Mitsui Financial Group Inc	548,487
1,100	Sumitomo Mitsui Trust Holdings Inc	40,557
1,100	Sumitomo Realty & Development Co Ltd	40,497
5,000	Sun Hung Kai Properties Ltd	69,652
3,907	Suncorp Group Ltd	33,376
3,900	Suntec REIT	5,239
4,874	Svenska Handelsbanken AB Class A	47,752
3,016	Swedbank AB Class A	46,307
3,800	Swire Properties Ltd	11,797
410	Swiss Life Holding AG	206,097
263	Swiss Prime Site AG	32,108
2,160	Swiss Re AG	243,905
5,942	Sydbank A/S	129,460
2,000	T&D Holdings Inc	21,319
2,100	Tokio Marine Holdings Inc	113,991
100	Tokyo Century Corp(b)	5,087
1,500	Tokyu Fudosan Holdings Corp	10,574
473	Tryg A/S	14,332
27,260	UBS Group AG	338,559
449	Unibail-Rodamco-Westfield REIT	61,050
6,529	UniCredit SpA	87,210
62,600	UnipolSai Assicurazioni SpA	167,616
22,300	United Overseas Bank Ltd	415,942
9	United Urban Investment Corp REIT	16,139
1,500	UOL Group Ltd(b)	8,714
11,878	Vicinity Centres REIT	20,049
1,659	Vonovia SE(b)	94,690
98	Wendel SA	13,075
11,270	Westpac Banking Corp	188,337
4,000	Wharf Real Estate Investment Co Ltd	20,657
3,000	Wheelock & Co Ltd	18,261
1,287	Zurich Insurance Group AG	534,257
		20,205,518
Industrial — 11.27%
5,965	ABB Ltd	138,877
863	ACS Actividades de Construccion y Servicios SA	28,692

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
208	Aena SME SA(a)	$ 38,497
88	Aeroports de Paris(b)	16,650
4,200	AGC Inc	141,575
1,887	Airbus SE	277,133
1,101	Alfa Laval AB	27,484
700	Alps Alpine Co Ltd	12,567
666	Alstom SA	35,298
1,000	Amada Holdings Co Ltd	10,415
224	ANDRITZ AG	8,814
9	AP Moller - Maersk A/S Class A	10,113
21	AP Moller - Maersk A/S Class B	25,111
3,252	Assa Abloy AB Class B	77,190
2,210	Atlas Copco AB Class A	78,221
1,181	Atlas Copco AB Class B	36,710
3,278	Auckland International Airport Ltd	18,246
6,721	Aurizon Holdings Ltd	24,091
55,959	BAE Systems PLC	465,037
7,100	Bekaert SA	180,251
3,799	Boral Ltd	12,520
671	Bouygues SA	26,511
9,900	Brother Industries Ltd	191,192
15,000	CAE Inc	444,877
600	Casio Computer Co Ltd	11,121
813	Cellnex Telecom SA(a)	40,435
500	Central Japan Railway Co	98,141
298,000	China Resources Cement Holdings Ltd	333,388
7,494	Cie de Saint-Gobain	282,737
300	CIMIC Group Ltd	5,805
2,500	CK Infrastructure Holdings Ltd	17,442
3,456	CNH Industrial NV	32,919
7,200	ComfortDelGro Corp Ltd	11,389
2,570	CRH PLC	96,496
300	Daifuku Co Ltd	18,063
800	Daikin Industries Ltd	112,726
10	Dassault Aviation SA	12,177
3,195	Deutsche Post AG	111,474
2,700	Dfds A/S	113,387
100	Disco Corp	23,034
5,104	Dsv Panalpina A/S	554,135
1,000	East Japan Railway Co	88,052
256	Eiffage SA	29,674
72	Elbit Systems Ltd	10,995
2,287	Epiroc AB Class A	26,457
1,217	Epiroc AB Class B	13,754
600	FANUC Corp	109,278
1,639	Ferrovial SA(b)	52,064
3,465	Fletcher Building Ltd	12,367
136	Fraport AG Frankfurt Airport Services Worldwide	10,115
400	Fuji Electric Co Ltd	11,713
470	GEA Group AG(b)	14,073
122	Geberit AG	64,383
1,515	Getlink SE	26,727
1,312	Halma PLC	36,399
Shares		Fair Value
Industrial — (continued)
800	Hankyu Hanshin Holdings Inc(b)	$ 32,458
505	HeidelbergCement AG	34,058
895	Hexagon AB Class B	48,656
100	Hirose Electric Co Ltd	12,403
100	Hitachi Construction Machinery Co Ltd	2,680
200	Hitachi High-Technologies Corp	14,300
11,500	Hitachi Ltd	438,006
94	HOCHTIEF AG	10,873
1,200	Hoya Corp	114,846
1,617	Husqvarna AB Class B	12,187
500	IHI Corp	11,842
1,555	James Hardie Industries PLC	32,695
200	Japan Airport Terminal Co Ltd	9,218
6,900	Japan Aviation Electronics Industry Ltd	122,316
500	JGC Holdings Corp	7,183
1,300	Kajima Corp	16,492
300	Kamigumi Co Ltd	6,410
500	Kawasaki Heavy Industries Ltd	9,857
300	Keihan Holdings Co Ltd	13,566
800	Keikyu Corp	14,726
300	Keio Corp	17,160
400	Keisei Electric Railway Co Ltd	14,471
4,400	Keppel Corp Ltd	21,385
600	Keyence Corp	201,694
498	Kingspan Group PLC	30,736
600	Kintetsu Group Holdings Co Ltd	31,622
197	KION Group AG	12,331
22,900	Kitz Corp	158,429
136	Knorr-Bremse AG	14,858
3,100	Komatsu Ltd	68,544
1,105	Kone OYJ Class B	71,398
3,500	Kubota Corp	54,809
173	Kuehne + Nagel International AG	27,961
300	Kurita Water Industries Ltd	8,773
1,100	Kyocera Corp	72,277
600	Kyushu Railway Co	19,632
1,596	LafargeHolcim Ltd	81,110
205,000	Lee & Man Paper Manufacturing Ltd	141,595
862	Legrand SA	68,970
10,366	Lendlease Group	124,498
1,333	Leonardo SpA	16,377
800	LIXIL Group Corp	13,302
800	Makita Corp	30,600
200	Maruichi Steel Tube Ltd(b)	5,549
2,626	Meggitt PLC	23,354
352	Metso OYJ	12,491
1,200	MINEBEA MITSUMI Inc	23,311
1,000	MISUMI Group Inc	24,813
5,900	Mitsubishi Electric Corp	81,804
1,000	Mitsubishi Heavy Industries Ltd	36,477
400	Mitsui OSK Lines Ltd	9,618
4,629	MTR Corp Ltd	25,963

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
1,766	MTU Aero Engines AG	$ 534,861
1,900	Murata Manufacturing Co Ltd	107,568
400	Nabtesco Corp	11,462
700	Nagoya Railroad Co Ltd(b)	20,537
700	Nidec Corp	88,040
17,200	Nikon Corp	207,690
300	Nippon Express Co Ltd	15,633
400	Nippon Yusen KK	6,370
1,400	NSK Ltd	11,678
4,000	NWS Holdings Ltd	5,140
2,100	Obayashi Corp	23,031
900	Odakyu Electric Railway Co Ltd	19,963
600	Omron Corp	34,359
1,268	Orica Ltd	19,157
1,909	Poste Italiane SpA(a)	21,868
802	Prysmian SpA	17,790
100	Rinnai Corp	7,128
5,789	Rolls-Royce Holdings PLC	50,976
61,300	Royal Mail PLC	160,191
1,058	Safran SA	170,590
3,566	Sandvik AB	65,086
1,900	SATS Ltd	6,324
205	Schindler Holding AG	52,342
1,783	Schneider Electric SE	177,813
600	Seibu Holdings Inc	9,353
400	SG Holdings Co Ltd	8,457
1,800	Shimizu Corp	18,462
2,476	Siemens AG	305,386
9,800	Signify NV(a)	326,604
414	Sika AG	74,448
5,100	Singapore Technologies Engineering Ltd	15,276
1,143	Skanska AB Class B	26,457
15,253	SKF AB Class B	279,200
200	SMC Corp	86,334
1,286	Smiths Group PLC	28,585
249	Spirax-Sarco Engineering PLC	29,235
400	Sumitomo Heavy Industries Ltd	10,479
3,594	Sydney Airport	19,990
400	Taiheiyo Cement Corp	10,766
700	Taisei Corp	27,947
400	TDK Corp	42,350
4,500	Techtronic Industries Co Ltd	35,906
1,713	Tenaris SA	17,703
337	Thales SA	36,980
200	THK Co Ltd	4,986
700	Tobu Railway Co Ltd	24,659
1,600	Tokyu Corp	28,196
1,600	Toshiba Corp	51,137
500	TOTO Ltd	20,317
400	Toyo Seikan Group Holdings Ltd	6,767
3,600	Tsubakimoto Chain Co(b)	110,782
6,600	Venture Corp Ltd	77,936
20,100	Vesuvius PLC	115,405
1,652	Vinci SA	183,024
1,421	Wartsila OYJ Abp	17,454
Shares		Fair Value
Industrial — (continued)
941	Weir Group PLC	$ 16,693
500	West Japan Railway Co	42,305
7,300	Wienerberger AG	207,118
106,000	Xinyi Glass Holdings Ltd	132,848
1,000	Yamato Holdings Co Ltd	16,013
6,900	Yangzijiang Shipbuilding Holdings Ltd	4,736
800	Yaskawa Electric Corp	27,385
800	Yokogawa Electric Corp	13,920
		11,564,872
Technology — 5.30%
600	Advantest Corp	31,302
900	ASM Pacific Technology Ltd	12,127
2,881	ASML Holding NV	808,519
323	Atos SE	26,786
5,156	AVEVA Group PLC	334,203
3,200	Canon Inc	83,918
510	Capgemini SE	63,337
407	Check Point Software Technologies Ltd(b)	46,524
1,682	Computershare Ltd	19,861
2,124	CyberArk Software Ltd(b)	293,601
427	Dassault Systemes SE	73,920
1,200	FUJIFILM Holdings Corp	59,597
600	Fujitsu Ltd	63,440
500	Hamamatsu Photonics KK	21,141
10,045	Infineon Technologies AG	215,797
217	Ingenico Group SA	25,236
5,800	InterXion Holding NV(b)	504,774
200	Itochu Techno-Solutions Corp	5,890
24,000	Keywords Studios PLC	389,098
300	Konami Holdings Corp	11,618
1,200	Konica Minolta Inc	7,325
9,426	Micro Focus International PLC	126,562
800	NEC Corp	35,611
1,700	Nexon Co Ltd(b)	23,023
1,200	Nomura Research Institute Ltd	26,407
2,000	NTT Data Corp	28,094
904	NXP Semiconductors NV	114,681
200	Obic Co Ltd	27,252
100	Oracle Corp Japan	8,656
400	Otsuka Corp(b)	15,598
129,000	PAX Global Technology Ltd	59,777
2,000	Renesas Electronics Corp(b)	12,583
2,400	Ricoh Co Ltd	27,231
300	Rohm Co Ltd	21,581
49,698	Sage Group PLC	483,710
6,682	SAP SE	870,208
1,100	Seiko Epson Corp	16,084
3,600	Software AG	120,016
300	Square Enix Holdings Co Ltd	14,727
2,312	STMicroelectronics NV	64,371
600	SUMCO Corp	9,175
184	Teleperformance	46,165
208	Temenos AG	33,461
500	Tokyo Electron Ltd	109,973

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
291	Ubisoft Entertainment SA(b)	$ 22,070
495	WiseTech Global Ltd	8,089
297	Worldline SA(a)(b)	20,928
		5,444,047
Utilities — 2.78%
94,100	A2A SpA	187,980
10,552	AGL Energy Ltd	140,037
4,674	AusNet Services	5,508
19,534	Centrica PLC	21,879
2,200	Chubu Electric Power Co Inc	29,877
800	Chugoku Electric Power Co Inc	10,559
5,500	CLP Holdings Ltd	57,197
7,178	E.ON SE	81,334
8,403	EDP - Energias de Portugal SA	42,141
500	Electric Power Development Co Ltd	11,276
2,062	Electricite de France SA	25,456
838	Enagas SA	22,579
979	Endesa SA	26,881
79,493	Enel SpA(b)	692,889
18,691	Engie SA(b)	321,735
1,469	Fortum OYJ(b)	35,550
7,500	HK Electric Investments & HK Electric Investments Ltd(a)	7,494
33,500	Hong Kong & China Gas Co Ltd	64,108
20,297	Iberdrola SA(b)	222,073
2,300	Kansai Electric Power Co Inc	25,812
1,000	Kyushu Electric Power Co Inc	8,235
2,530	Mercury NZ Ltd	8,523
4,242	Meridian Energy Ltd	14,577
11,244	National Grid PLC	149,365
963	Naturgy Energy Group SA	25,399
5,881	Origin Energy Ltd	31,814
638	Orsted A/S(a)	69,588
1,100	Osaka Gas Co Ltd	18,614
4,500	Power Assets Holdings Ltd	32,487
1,400	Red Electrica Corp SA	28,009
1,834	RWE AG	63,580
2,800	Sembcorp Industries Ltd	4,317
790	Severn Trent PLC	26,894
6,316	Snam SpA	33,852
3,201	SSE PLC	63,697
1,074	Suez	17,625
4,375	Terna Rete Elettrica Nazionale SpA	30,521
300	Toho Gas Co Ltd	11,590
1,500	Tohoku Electric Power Co Inc	14,060
Shares		Fair Value
Utilities — (continued)
5,100	Tokyo Electric Power Co Holdings Inc(b)	$ 20,195
1,200	Tokyo Gas Co Ltd	26,383
653	Uniper SE	21,393
2,226	United Utilities Group PLC	29,771
1,821	Veolia Environnement SA	53,720
241	Verbund AG	12,755
		2,849,329
TOTAL COMMON STOCK — 92.43% (Cost $88,236,769)		$94,863,344
PREFERRED STOCK
Basic Materials — 0.01%
138	Fuchs Petrolub SE	6,116
Consumer, Cyclical — 0.64%
204	Bayerische Motoren Werke AG	11,371
514	Porsche Automobil Holding SE	34,660
16,900	Schaeffler AG	168,597
2,489	Volkswagen AG	446,560
		661,188
Consumer, Non-Cyclical — 0.06%
574	Henkel AG & Co KGaA	58,378
Industrial — 0.02%
108	Sartorius AG	25,133
TOTAL PREFERRED STOCK — 0.73% (Cost $739,432)		$750,815
RIGHTS
Utilities — 0.01%
20,986	Iberdrola SA(b)	4,213
TOTAL RIGHTS — 0.01% (Cost $0)		$4,213
TOTAL INVESTMENTS — 93.17% (Cost $88,976,201)		$95,618,372
OTHER ASSETS & LIABILITIES, NET — 6.83%		$7,010,302
TOTAL NET ASSETS — 100.00%		$102,628,674

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
At January 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	52	USD	5,138,900	March 2020	$(145,293)
At January 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
MEL	USD	4,810	EUR	4,351	February 07, 2020	$(18)
MEL	USD	5,184	GBP	4,002	February 06, 2020	(101)
MEL	USD	2,399	JPY	261,800	March 23, 2020	(24)
MEL	USD	2,120	JPY	231,200	March 30, 2020	(21)
					Net Depreciation	$(164)
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar
Summary of Investments by Country as of January 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$20,458,093	21.40%
United Kingdom	17,834,562	18.65
France	9,050,772	9.47
Germany	8,445,494	8.83
Switzerland	7,351,880	7.69
Australia	6,151,859	6.43
Netherlands	5,925,210	6.20
Hong Kong	3,138,611	3.28
Denmark	2,629,398	2.75
Italy	2,387,905	2.50
Sweden	2,120,126	2.22
Spain	1,856,558	1.94
Belgium	1,812,284	1.90
Singapore	988,374	1.03
Canada	957,103	1.00
Norway	743,779	0.78
Ireland	594,331	0.62
Israel	558,422	0.58
Austria	553,197	0.58
Finland	539,118	0.56
China	518,972	0.54
Argentina	497,250	0.52
New Zealand	250,749	0.26
Luxembourg	128,419	0.13
Portugal	77,638	0.08
United States	20,047	0.02
Chile	13,790	0.02
Russia	9,246	0.01
United Arab Emirates	5,185	0.01
Total	$95,618,372	100.00%
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$6,985,067	$87,878,277	$—	$94,863,344
Preferred Stock	—	750,815	—	750,815
Rights	—	4,213	—	4,213
Total Assets	$6,985,067	$88,633,305	$0	$95,618,372
Liabilities
Other Financial Investments:
Futures Contracts	(145,293)	—	—	(145,293)
Forward Foreign Currency Contracts	—	(164)	—	(164)
Total Liabilities	$(145,293)	$(164)	$0	$(145,457)
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 21 futures contracts for the reporting period.

January 31, 2020

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $111,275 in forward contracts for the reporting period.

January 31, 2020